Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share
25.	Loss per share

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Loss for the year	$(295,053)	$(709,594)	$(408,265)
Weighted average number of shares outstanding	57,169,253	54,381,371	51,075,827
Basic and diluted (loss) per share (in $)	$(5.16)	$(13.05)	$(7.99)

Earnings/losses per ordinary share are calculated by dividing the loss for the period by the weighted average number of ordinary shares during the year.

As the Company reported a net loss in 2023, 2022 and 2021, stock options and RSUs have an anti-dilutive effect rather than a dilutive effect. As such, there is no difference between basic and diluted loss per ordinary share.